Vessels (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gain on sale of vessels	$ 32,495	$ (0)	$ 48,662	$ 81,198
Chios Df And Ithaki DF [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date			January 11 and 19, 2024
Property, Plant and Equipment, Additions			$ 156,649
DF Montmartre, Alpes, DF Mystras, Aspen And PoppyS. [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions			350,000
Euronike, Izumo Princess, Nippon Princess And Neo Energy [Member]
Property, Plant and Equipment [Line Items]
Gain on sale of vessels	$ 32,495
Eurocampion And Euronike, Izumo Princess, Nippon Princess And Neo Energy [Member]
Property, Plant and Equipment [Line Items]
Gain on sale of vessels			$ 48,662
Afrodite, Artemis, Ariadne, Aris, Ajax, Apollon, Arion, and Amphitrite [Member]
Property, Plant and Equipment [Line Items]
Gain on sale of vessels				$ 81,198
Neo Energy [Member]
Property, Plant and Equipment [Line Items]
Impairment charges					$ 26,367